Earnings per share - Dilutive effect of share options (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2022 shares £ / shares	Dec. 31, 2021 shares £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of ordinary share equivalents per American Depositary Share (in shares)	6		6
Quoted market price (gbp per share) | £ / shares			£ 4.75	£ 3.31
Equity-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding (in shares)	564,079,000	590,961,000	564,079,000	590,961,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 4.00	$ 4.26
Number of options exercisable (in shares)	342,000	1,080,000	342,000	1,080,000
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 4.99	$ 4.73
Dilutive effect (in shares)	83,204,000	3,588,000